Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (Pension [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,103	$ 2,002
Fair value of plan assets	$ 1,191	$ 1,186